Additional Information Required by the Argentine Central Bank - Special Guarantees Accounts (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Argentine Central Bank [member]
Disclosure of restricted assets [line items]
Escrow Accounts	$ 11,444,550	$ 10,245,260